Note 53 - Related-Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions Abstract
Disclosure of Related Party Transactions

53. Related-party transactions

As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. These transactions are not relevant and are carried out under normal market conditions. As of December 31, 2019, 2018, and 2017 the following are the transactions with related parties:

53.1 Transactions with significant shareholders

As of December 31, 2019, 2018 and 2017, there were no shareholders considered significant (see Note 26).

53.2 Transactions with BBVA Group entities

The balances of the main captions in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	2019	2018	2017
Assets
Loans and advances to credit institutions	26	132	91
Loans and advances to customers	1,682	1,866	510
Liabilities
Deposits from credit institutions	3	2	5
Customer deposits	453	521	428
Memorandum accounts
Contingent commitments	166	152	114
Other contingent commitments given	1,042	1,358	1,175
Financial guarantees given	106	78	78

The balances of the main aggregates in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2019	2018	2017
Income statement
Interest and other income	19	55	26
Interest expense	1	2	1
Fee and commission income	4	5	5
Fee and commission expense	53	48	49

There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments (see Note 25) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.

In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying consolidated financial statements.

53.3 Transactions with members of the Board of Directors and Senior Management

The amount and nature of the transactions carried out with members of the Board of Directors and Senior Management of BBVA is given below. These transactions belong to the Bank's ordinary business or traffic, are of little relevance and are carried out under normal market conditions.

As of December 31, 2019 and 2018, the amount availed against the loans granted by the Group’s entities to the members of the Board of Directors amounted to €607 and €611 thousand, respectively. As of December 31, 2017, there were no loans granted by the Group’s entities to the members of the Board of Directors.

As of December 31, 2019, 2018 and 2017, there were no loans granted to parties related to the members of the Board of Directors.

As of December 31, 2019, 2018 and 2017, the amount availed against the loans granted by the Group’s entities to the members of Senior Management (excluding the executive directors) amounted to €4,414, €3,783 and €4,049 thousand, respectively. The amount availed against the loans granted to parties related to members of the Senior Management on those same dates amounted to €57, €69 and €85 thousand, respectively.

As of December 31, 2019, 2018 and 2017 no guarantees had been granted to any member of the Board of Directors.

As of December 31, 2019, 2018 and 2017, the amount availed against guarantees arranged with members of the Senior Management amounted to €10, €38 and €28 thousand, respectively.

As of December 31, 2019 the amount availed against commercial loans and guarantees arranged with parties related to the members of the Bank’s Board of Directors and the Senior Management totaled to €25 thousand. As of December 31, 2018, no commercial loans and guarantees has been granted to parties related to the members of the Bank’s Board of Directors and the Senior Management. As of December 31, 2017 the amount availed against commercial loans and guarantees arranged with parties related to the members of the Bank’s Board of Directors and the Senior Management totaled €8 thousand.

The information on the remuneration of the members of the BBVA Board of Directors and Senior Management is included in Note 54.

53.4 Transactions with other related parties

As of December 31, 2019, 2018 and 2017, the Group did not conduct any transactions with other related parties that are not in the ordinary course of its business, which were not carried out at arm's-length market conditions and of marginal relevance; whose information is not necessary to give a true picture of the BBVA Group’s consolidated net equity, net earnings and financial situation.